Revenue and Deferred Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Revenue by Source

Revenue by source consisted of the following (in thousands):

	Nine Months Ended September 30,
	2020	2019
Consoles	$22,230	$6,248
Consumables	4,205	1,253

Total product revenue	26,435	7,501
Service and other revenue	6,253	492

Total revenue	$32,688	$7,993

Revenue by source consisted of the following (in thousands):

	December 31,
	2018	2019
Consoles	$1,226	$12,187
Consumables	523	1,563

Total product revenue	$1,749	$13,750
Service revenue	258	1,328

Total revenue	$2,007	$15,078

Schedule of Contract Liabilities

The following table summarized the Company’s contract liabilities (in thousands):

	September 30, 2020	December 31, 2019
Deferred revenue, current	$4,132	$883
Deferred revenue, noncurrent	566	134

Total Deferred revenue	$4,698	$1,017

The following information summarizes the Company’s contract liabilities (in thousands):

	December 31,
	2018	2019
Deferred revenue, current	$269	$883
Deferred revenue, noncurrent	$13	$134